Earnings Per Share (Details) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2012
Basic earnings (loss) per share attributable to TDS shareholders
Net income (loss) available to common shareholders of TDS used in basic earnings (loss) per share	$ (136,404,000)	$ 141,878,000		$ 81,811,000
Adjustments to compute diluted earnings
Noncontrolling interest adjustment		(1,058,000)		(640,000)
Preferred dividend adjustment		49,000
Net income (loss) attributable to common shareholders of TDS used in diluted earnings (loss) per share	(136,404,000)	140,869,000		81,171,000
Weighted average number of shares used in basic earnings (loss) per share
Weighted average number of shares used in basic earnings (loss) per share	108,485	108,490		108,671
Effects of dilutive securities:
Stock options		209	[1]	11	[1]
Restricted stock units		375	[1]	255	[1]
Preferred shares		58	[1]
Weighted average number of shares used in diluted earnings (loss) per share	108,485	109,132		108,937
Earnings per share, Other disclosures
Basic earnings (loss) per share attributable to TDS shareholders	$ (1.26)	$ 1.31		$ 0.75
Diluted earnings (loss) per share attributable to TDS shareholders	$ (1.26)	$ 1.29		$ 0.75
U.S. Cellular
Earnings per share, Other disclosures
Dividend payable date		Jun. 25, 2013
Dividend date of record		Jun. 11, 2013
Series A Common and Common Shares, dividends per share paid		$ 5.75
Series A Common and Common Shares, dividends paid		$ 482,300,000
Stock Options
Earnings per share, Other disclosures
Antidilutive shares	8,984	7,120		8,130
Restricted Stock Units
Earnings per share, Other disclosures
Antidilutive shares	839	171		154
Preferred Shares
Earnings per share, Other disclosures
Antidilutive shares	56			57
Common Shares
Weighted average number of shares used in basic earnings (loss) per share
Weighted average number of shares used in basic earnings (loss) per share	101,304	101,339		101,532
Series A Common Shares
Weighted average number of shares used in basic earnings (loss) per share
Weighted average number of shares used in basic earnings (loss) per share	7,181	7,151		7,139

[1]	There were no effects of dilutive securities for the year ended December 31, 2014 due to the net loss for the year.